Accounts receivable	6 Months Ended
Jun. 30, 2024
Accounts receivable
Accounts receivable

11.Accounts receivable

As of June 30, 2024, the balance of accounts receivable is nil following the receipt of the CHF 14.8 million milestone payment from Janssen, which was due as of December 31, 2023.